Document and Entity Information	Oct. 28, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001832415
Current Fiscal Year End Date	--10-28
Document Type	8-K
Document Period End Date	Oct. 28, 2021
Entity Registrant Name	BETTER THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39864
Entity Tax Identification Number	86-3165029
Entity Address, Address Line One	548 Market St #49404
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(415)
Local Phone Number	887-2311
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	BTTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false